Litigation (Tables)	12 Months Ended
Dec. 31, 2015
Litigation provisions
Litigation provisions
2015
CHF million
Balance at beginning of period	1,022
Increase in litigation accruals	1,255
Decrease in litigation accruals	(134)
Decrease for settlements and other cash payments	(541)
Foreign exchange translation	3
Balance at end of period	1,605